As filed with the Securities and Exchange Commission on November 6, 2026

1933 Act Registration File No. 333-44568

 1940 Act File No. 811-10085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

LEAGUESHARES SPORTS ETF tRUST

(Exact Name of Registrant as Specified in Charter)

Three Main Street

Suite 215

Burlington, VT 05401

(Address of Principal Executive Offices) (Zip Code)

(802) 540-0019
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.

2140 South Dupont Hwy., Camden, DE  19934

(Name and Address of Agent for Service)

COPIES TO:

Eric D. Simanek, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, N.W. Washington, D.C. 20001	Springer Harris LeagueShares, LLC Three Main Street, Suite 215 Burlington, VT 05401

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 8, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 42 (the “Amendment”) relating to LeagueShares Leveraged Anaheim Ducks® ETF, LeagueShares Leveraged Boston Bruins® ETF, LeagueShares Leveraged Buffalo Sabres® ETF, LeagueShares Leveraged Calgary Flames® ETF, LeagueShares Leveraged Carolina Hurricanes® ETF, LeagueShares Leveraged Chicago Blackhawks® ETF, LeagueShares Leveraged Colorado Avalanche® ETF, LeagueShares Leveraged Columbus Blue Jackets® ETF, LeagueShares Leveraged Dallas Stars® ETF, LeagueShares Leveraged Detroit Red Wings® ETF, LeagueShares Leveraged Edmonton Oilers® ETF, LeagueShares Leveraged Florida Panthers® ETF, LeagueShares Leveraged Los Angeles Kings® ETF, LeagueShares Leveraged Minnesota Wild® ETF, LeagueShares Leveraged Montreal Canadiens® ETF, LeagueShares Leveraged Nashville Predators® ETF, LeagueShares Leveraged New Jersey Devils® ETF, LeagueShares Leveraged New York Islanders® ETF, LeagueShares Leveraged New York Rangers® ETF, LeagueShares Leveraged Ottawa Senators® ETF, LeagueShares Leveraged Philadelphia Flyers® ETF, LeagueShares Leveraged Pittsburgh Penguins® ETF, LeagueShares Leveraged San Jose Sharks® ETF, LeagueShares Leveraged Seattle Kraken® ETF, LeagueShares Leveraged St. Louis Blues® ETF, LeagueShares Leveraged Tampa Bay Lightning® ETF, LeagueShares Leveraged Toronto Maple Leafs® ETF, LeagueShares Leveraged Utah Mammoth® ETF, LeagueShares Leveraged Vancouver Canucks® ETF, LeagueShares Leveraged Vegas Golden Knights® ETF, LeagueShares Leveraged Washington Capitals® ETF and LeagueShares Leveraged Winnipeg Jets® ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 25, 2026.

This Post-Effective Amendment No. 46 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 8, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 46 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 42.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Burlington and the State of Vermont on the 6th day of November, 2026.

LEAGUESHARES SPORTS ETF Trust

By:	/s/ Springer Harris
Springer Harris
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities as of the dates indicated.

Signature	Title	Date

/s/ Springer Harris	President and Principal Executive Officer	November 6, 2026
Springer Harris

/s/ Cory Mullen-Rusin	Treasurer, Principal Financial Officer and Principal Accounting Officer	November 6, 2026
Cory Mullen-Rusin

Walter White*	Trustee	November 6, 2026
Walter White

Lee Smart*	Trustee	November 6, 2026
Lee Smart

*By:	/s/ Springer Harris
Springer Harris
Attorney-in-Fact, pursuant to a power of attorney incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on August 25, 2026.